Annual Total Returns[BarChart] - Mid Cap Value Fund - Mid Cap Value Fund Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.12%)	11.01%	27.78%	13.82%	(3.34%)	16.18%	14.92%	(14.08%)	27.04%	2.82%